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                               [BISYS Letterhead]

November 7, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: THE HIRTLE CALLAGHAN TRUST
         RULE 485(b) FILING
         FILE NO. 33-87762
         FILE NO. 811-08918

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify on behalf of The Hirtle Callaghan Trust (the "Trust"), that the form of Prospectus for the Trust that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 26 to the Trust's Registration Statement on Form N-1A which was filed on November 1, 2005. The text of Post-Effective Amendment No. 26 was filed electronically with the Securities and Exchange Commission via the EDGAR system.

     Please call the undersigned at (617) 824-1312 if you have any questions with respect to this certification.

Sincerely,


/s/ Patrick J. Keniston
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Patrick J. Keniston
Secretary, The Hirtle Callaghan Trust